Fair Value of Financial Instruments (Details) - Reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (USD $)	6 Months Ended			12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	$ 9,147,507		$ 2,208,184	$ 2,208,184	$ 5,967,330
Issuances				7,962,081
Revaluation	(1,374,196)		478,480	506,195	(3,759,146)
Settlements	(6,821,139)			(1,528,953)
Balance,Period End Date	952,172	2,686,664	2,686,664	9,147,507	2,208,184
Total gains (losses) included in other income and expenses attributable to liabilities still held	776,495	(478,481)		(1,082,732)	3,759,146
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date	9,147,507		102,695	102,695
Issuances
Revaluation	(1,374,196)		599,162
Settlements	(6,821,139)
Balance,Period End Date	952,172	701,857	701,857
Total gains (losses) included in other income and expenses attributable to liabilities still held	776,495	(599,163)
Conversion Element OF Promissory Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date			274,928	274,928
Issuances
Revaluation			(274,489)
Settlements
Balance,Period End Date		439	439
Total gains (losses) included in other income and expenses attributable to liabilities still held		274,489
Conversion Elements Of Series B Convertible Preference Share [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date			1,210,909	1,210,909
Issuances
Revaluation			2,818
Settlements
Balance,Period End Date		1,213,727	1,213,727
Total gains (losses) included in other income and expenses attributable to liabilities still held		(2,818)
Series ACPS Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance,Period Start Date			619,652	619,652
Issuances
Revaluation			150,989
Settlements
Balance,Period End Date		770,641	770,641
Total gains (losses) included in other income and expenses attributable to liabilities still held		$ (150,989)